Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
7.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the follows:

	As of December 31,	As of December 31,
	2024	2025
Accrued payroll and welfare	$30	$—
Other tax payable	4	—
Other current liabilities	316	—
Total	$350	$—